Asset Transactions	12 Months Ended
Dec. 31, 2024
Asset Transactions
Asset Transactions

16. Asset Transactions

No indicators of impairment or reversals of impairment were identified at December 31, 2024 or at December 31, 2023.

Asset Transactions in 2023

Oil Sands

Fort Hills:

On February 2, 2023, Suncor completed the acquisition of an additional 14.65% working interest in Fort Hills from Teck Resources Limited (Teck) for $712 million, bringing the company’s working interest in Fort Hills to 68.76%. The acquisition was accounted for as a business combination using the acquisition method. The fair values of accounts receivables and accounts payable approximate their carrying values due to the short-term maturity of the instruments. The fair value of materials and supplies inventory approximates book value due to short-term turnover rates. The fair values of property, plant and equipment and the decommissioning provision were determined using an expected future cash flow approach (Level 3 fair value inputs – note 27). Key assumptions used in the calculations were discount rates, forecasted production volumes, commodity prices (including foreign exchange rates), operating costs and capital costs (“forecasted cash flow assumptions”).

On November 20, 2023, Suncor completed the acquisition of TotalEnergies EP Canada Ltd. (TotalEnergies Canada), which held the remaining 31.23% working interest in Fort Hills, for a purchase price of $1.468 billion before working capital, closing adjustments and other closing costs, making Suncor the sole owner of Fort Hills. The effective date of the transaction was April 1, 2023. The determination of fair value of the purchase price was based on management’s best estimate as of the closing date.

($ millions)	Teck	TotalEnergies Canada
Cash	3	150
Accounts receivable	35	521
Inventory	37	180
Property, plant and equipment	1 149	2 361
Other assets	3	-
Deferred income tax	-	1 084
Total assets acquired	1 227	4 296
Accounts payable and other liabilities	(102)	(527)
Lease liabilities	(284)	(347)
Decommissioning provision	(83)	(392)
Deferred income taxes	(46)	-
Total liabilities assumed	(515)	(1 266)
Net assets acquired	712	3 030

The Total Energies Canada acquisition was accounted for as a step business combination using the acquisition method pursuant to IFRS 3. Under the acquisition method, assets and liabilities are recorded at their fair values on the date of acquisition. In addition, when an acquirer achieves control in stages, the previously held interest is re-measured to fair value at the acquisition date with a gain or loss recognized in net earnings.

The fair values of accounts receivables and accounts payable approximate their carrying values due to the short-term maturity of the instruments. The fair value of inventory was determined using market prices and rates from available pricing sources. The fair values of property, plant and equipment and the decommissioning provision were determined using an expected future cash flow approach (Level 3 fair value inputs – note 27). Key assumptions used in the calculations were discount rates, forecasted production volumes, commodity prices (including foreign exchange rates), operating costs and capital costs (“forecasted cash flow assumptions”). The deferred income tax asset recognized as a result of the acquisition of TotalEnergies Canada involves numerous assumptions made by management and the interpretation of the tax laws applicable to the circumstances surrounding the historical tax positions taken by, and acquisition of, TotalEnergies Canada.

The previously held interest in Fort Hills was re-measured to fair value at the acquisition date. The acquisition date fair value of the previously held interest was estimated to be $3.887 billion and the net carrying value of the Fort Hills assets was $3.904 billion. The company recognized a non-cash revaluation loss of its existing interest of $17 million in other income in the consolidated statements of comprehensive income.

($ millions)
Total consideration(1)	1 832
Net assets acquired	(3 030)
Bargain purchase gain	(1 198)
Revaluation loss on existing interest	17
Fair value of pre-existing relationship	56
Bargain purchase gain and revaluations (note 7)	(1 125)

(1)	Total consideration includes working capital as at April 1, 2023.

Exploration and Production

Sale of United Kingdom Operations:

During the second quarter of 2023, the company completed the sale of its U.K. operations, including its interests in Buzzard and Rosebank located in the U.K. sector of the North Sea, for gross proceeds of $1.1 billion, before closing adjustments and other closing costs, resulting in an after-tax gain on sale of $607 million ($607 million before-tax), including $25 million in foreign exchange gains recognized as a result of the disposal.

Corporate

Sale of Wind and Solar Assets:

During the first quarter of 2023, the company completed the sale of its wind and solar assets (Forty Mile, Adelaide, Magrath and Chin Chute) for gross proceeds of $730 million, before closing adjustments and other closing costs, resulting in an after-tax gain on sale of approximately $260 million ($302 million before-tax).